RiverPark Large Growth Fund June 30, 2024 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 98.0%**
Communication Services – 20.8%
Alphabet, Cl A	7,583	$1,381
Alphabet, Cl C	7,464	1,369
Meta Platforms, Cl A	4,135	2,085
Netflix *	2,236	1,509
Pinterest, Cl A *	18,425	812
Snap, Cl A *	36,855	612
Walt Disney	12,788	1,270
		9,038
Consumer Discretionary – 12.3%
Amazon.com *	11,102	2,145
Booking Holdings	324	1,283
Lululemon Athletica *	1,241	371
McDonald's	1,647	420
NIKE, Cl B	10,881	820
Starbucks	4,044	315
		5,354
Consumer Staples – 3.0%
Costco Wholesale	1,003	852
PepsiCo	2,654	438
		1,290
Financials – 14.7%
Adyen ADR *	59,854	710
Blackstone	9,893	1,225
Charles Schwab	14,923	1,100
KKR	10,623	1,118
Mastercard, Cl A	2,866	1,264
Visa, Cl A	3,635	954
		6,371
Health Care – 9.8%
Eli Lilly	1,300	1,177
GRAIL *	577	9
Illumina *	4,043	422
Intuitive Surgical *	2,792	1,242
UnitedHealth Group	1,626	828
Zoetis, Cl A	3,326	577
		4,255
Industrials – 4.5%
Lockheed Martin	785	367
Uber Technologies *	21,648	1,573
		1,940
Information Technology – 32.4%
Adobe *	1,620	900
Apple	9,383	1,976
Autodesk *	2,695	667
Datadog, Cl A *	5,510	715
Five9 *	11,693	516
Intuit	1,561	1,026
Microsoft	5,488	2,453
NVIDIA	21,554	2,663
ServiceNow *	1,376	1,082
Shopify, Cl A *	20,348	1,344
Workday, Cl A *	3,288	735
		14,077
Real Estate – 0.5%
Equinix	320	242

Total Common Stock
(Cost $20,623) (000)		42,567

Total Investments — 98.0%
(Cost $20,623) (000)		$42,567

Percentages are based on Net Assets of $43,430 (000).
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

RPF-QH-001-2700

Wedgewood Fund June 30, 2024 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 94.1%
Communication Services – 16.8%
Alphabet, Cl A	14,071	$2,563
Meta Platforms, Cl A	4,484	2,261
		4,824
Consumer Discretionary – 13.6%
Booking Holdings	333	1,319
O'Reilly Automotive *	484	511
Pool	1,906	586
Tractor Supply	5,507	1,487
		3,903
Energy – 1.9%
Texas Pacific Land	737	541

Financials – 14.5%
PayPal Holdings *	28,598	1,659
S&P Global	1,385	618
Visa, Cl A	7,131	1,872
		4,149
Health Care – 10.2%
Edwards Lifesciences *	13,056	1,206
UnitedHealth Group	3,370	1,716
		2,922
Industrials – 7.4%
Copart *	28,202	1,527
Old Dominion Freight Line	3,436	607
		2,134
Information Technology – 29.7%
Apple	9,059	1,908
CDW	5,244	1,174
Microsoft	3,820	1,707
Motorola Solutions	4,017	1,551
Taiwan Semiconductor Manufacturing ADR	12,438	2,162
		8,502
Total Common Stock
(Cost $14,129) (000)		26,975

Total Investments — 94.1%
(Cost $14,129) (000)		$26,975

Percentages are based on Net Assets of $28,676 (000).
*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

RPF-QH-001-2700

RiverPark Short Term High Yield Fund June 30, 2024 (Unaudited)

Description	Face Amount (000)‡	Value (000)
Schedule of Investments
Corporate Obligations — 59.5%
Communication Services – 5.7%
Connect Finco SARL
6.750%, 10/01/26 (a)	6,100	$5,893
Getty Images
9.750%, 03/01/27 (a)	7,500	7,522
Opnet
10.722%, EUR003M + 7.000%, 02/09/26 (a) (b)	EUR 19,254	20,569
TEGNA
4.750%, 03/15/26 (a)	8,064	7,892
TripAdvisor
7.000%, 07/15/25 (a)	2,500	2,510
		44,386
Consumer Discretionary – 8.8%
Brinker International
5.000%, 10/01/24 (a)	16,798	16,757
Caesars Entertainment
6.250%, 07/01/25 (a)	13,699	13,699
CPI CG
8.625%, 03/15/26 (a)	271	277
Ford Motor Credit
3.664%, 09/08/24	3,135	3,120
Michael Kors USA
4.250%, 11/01/24 (a)	17,135	16,958
Sizzling Platter
8.500%, 11/28/25 (a)	18,231	18,395
		69,206
Energy – 20.9%
BLUENORD
9.000%, 06/17/26 (a)	22,400	24,696
CITGO Petroleum
7.000%, 06/15/25 (a)	14,656	14,666
CrownRock
5.625%, 10/15/25 (a)	23,000	22,961
EQM Midstream Partners
4.000%, 08/01/24	5,349	5,336
Golar LNG
7.000%, 10/20/25 (a)	1,500	1,494
Matador Resources
5.875%, 09/15/26	19,024	19,006
Northriver Midstream Finance
5.625%, 02/15/26 (a)	57,353	57,415
Petroleos Mexicanos
4.250%, 01/15/25	5,945	5,862
Tallgrass Energy Partners
7.500%, 10/01/25 (a)	10,648	10,701
Tidewater
8.500%, 11/16/26	2,000	2,077
		164,214
Financials – 5.0%
Fiserv
2.750%, 07/01/24	9,821	9,821
HAT Holdings I
6.000%, 04/15/25 (a)	19,058	19,054
Storskogen Group
6.753%, STIB3M + 3.000%, 12/01/25 (b)	SEK 108,750	10,305
		39,180
Health Care – 6.3%
Cannabist Holdings
9.500%, 02/03/26 (a)	8,000	6,760
ModivCare
5.875%, 11/15/25 (a)	22,825	23,161
Norlandia Health & Care Group
9.760%, STIB3M + 5.750%, 05/27/25 (b)	SEK 50,000	4,763
Owens & Minor
4.375%, 12/15/24	3,955	3,933
Perrigo Finance Unlimited
3.900%, 12/15/24	10,936	10,803
		49,420
Industrials – 9.3%
Brink's
5.500%, 07/15/25 (a)	5,134	5,132
Delta Air Lines
2.900%, 10/28/24	17,737	17,564
Hawaiian Airlines Pass-Through Certificates, Ser 2013-1, Cl A
3.900%, 01/15/26	5,340	5,040
Howmet Aerospace
5.125%, 10/01/24	809	809
Icahn Enterprises
6.250%, 05/15/26	13,308	13,215
Mangrove Luxco III SARL
7.775%, 10/09/25	EUR 14,519	15,520
Sensata Technologies BV
5.000%, 10/01/25 (a)	6,855	6,915

RiverPark Short Term High Yield Fund June 30, 2024 (Unaudited)
Description	Face Amount (000)‡	Value (000)
Williams Scotsman
6.125%, 06/15/25 (a)	8,227	$8,223
		72,418

Information Technology – 0.0%
CDW
5.500%, 12/01/24	150	150

Materials – 3.5%
Graphic Packaging International
4.125%, 08/15/24	1,014	1,014
Sealed Air
5.125%, 12/01/24 (a)	26,069	26,025
		27,039
Total Corporate Obligations
(Cost $468,855) (000)		466,013

Commercial Paper — 21.4%
Consumer Discretionary – 6.4%
Dollarama
5.676%, 07/11/24 (c)	16,345	16,312
Mohawk Industries
5.459%, 07/02/24 (c)	15,504	15,495
Whirlpool
5.931%, 07/08/24 (c)	18,350	18,320
		50,127
Consumer Staples – 4.3%
Conagra Brands
5.763%, 07/02/24 (c)	8,386	8,381
Constellation Brands
5.662%, 07/23/24 (c)	10,000	9,960
McCormick & Company
5.467%, 07/11/24 (c)	15,504	15,473
		33,814
Energy – 1.2%
Targa Resources
6.035%, 07/23/24 (c)	9,333	9,294

Health Care – 2.1%
Dentsply International
6.136%, 07/12/24 (c)	16,000	15,963

Industrials – 2.1%
ITT
5.555%, 07/08/24 (c)	16,771	16,745

Materials – 3.1%
FMC
6.086%, 07/19/24 (c)	13,621	13,573
Sherwin-Williams
5.476%, 07/22/24 (c)	11,000	10,960
		24,533
Real Estate – 2.2%
Crown Castle International
5.857%, 08/01/24 (c)	17,362	17,266

Total Commercial Paper
(Cost $167,822) (000)		167,742

Convertible Bonds — 12.6%
Communication Services – 1.1%
Liberty TripAdvisor Holdings
0.500%, 06/30/51(a)	9,250	8,679

Consumer Staples – 2.9%
Turning Point Brands
2.500%, 07/15/24	22,815	22,973

Energy – 1.1%
Forum Energy Technologies
9.000%cash/0% PIK, 08/04/25	8,748	8,744

Health Care – 5.0%
BioMarin Pharmaceutical
0.599%, 08/01/24	16,188	16,096
Jazz Investments I
1.500%, 08/15/24	22,872	22,757
		38,853
Information Technology – 2.5%
BlackLine
0.125%, 08/01/24	19,596	19,537

Total Convertible Bonds
(Cost $98,466) (000)		98,786

Bank Loan Obligations — 2.8%
Business Equipment & Services – 1.9%
William Morris Endeavor Entertainment, LLC, Term B-1 Loan (1st Lien)
8.194%, 05/18/25 (b)	15,069	15,080

RiverPark Short Term High Yield Fund June 30, 2024 (Unaudited)
Description	Face Amount (000)‡/Shares	Value (000)
Communication Services – 0.9%
Univision Communications Inc., Term Loan, 1st Lien
8.694%, 03/15/26 (b)	6,603	$6,603

Total Bank Loan Obligations
(Cost $21,753) (000)		21,683

Preferred Stock — 0.2%
Industrials – 0.2%
Costamare
8.875%	51,681	1,317

Total Preferred Stock
(Cost $1,316) (000)		1,317

Special Purpose Acquisition Company — 0.0%
Common Stock– 0.0%
Diversified Financials – 0.0%
Plum Acquisition Corp III, Founder Shares * (d) (e)	45,106	3

Total Special Purpose Acquisition Company
(Cost $–) (000)		3

Total Investments — 96.5%
(Cost $758,212) (000)		$755,544

A list of the open forward foreign currency contracts held by the Fund at June 30, 2024, is as follows (000):
Counterparty	Maturity Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	07/02/24	SEK	160,690	USD	15,364	$203
Brown Brothers Harriman	07/02/24	USD	1,905	NOK	20,084	(24)
Brown Brothers Harriman	07/02/24	NOK	20,084	USD	1,899	18
Brown Brothers Harriman	07/02/24	EUR	34,624	USD	37,705	625
						$822

Percentages are based on Net Assets of $783,221 (000).
‡	In U.S. Dollar unless otherwise indicated.
*	Non-income producing security.
(a)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees. At June 30, 2024, these securities amounted to $346,354 (000) or 44.2% of Net Assets.
(b)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(c)	The rate reported on the Schedule of Investments is the effective yield at the time of purchase.
(d)	Level 3 security in accordance with fair value hierarchy. As of June 30, 2024, the total amount of Level 3 securities held by the Fund was $3 (000).
(e)	Security is fair valued.

Cl — Class
EUR — Euro
EUR003M — Three-Month Euribor
NOK — Norwegian Krone
SEK — Swedish krona
Ser — Series
STIB3M — Three-Month Stockholm Interbank Offered Rate
USD — United States Dollar

Amounts designated as “—” are $0 or have been rounded to $0.

RPF-QH-001-2700

RiverPark Long/Short Opportunity Fund June 30, 2024 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 85.0%**
Communication Services – 19.2%
Alphabet, Cl A	6,604	$1,203
Alphabet, Cl C	6,553	1,202
Meta Platforms, Cl A	3,761	1,896
Netflix *	2,073	1,399
Pinterest, Cl A *	17,611	776
Snap, Cl A *	32,368	538
Walt Disney	12,809	1,272
		8,286
Consumer Discretionary – 11.6%
Amazon.com *	10,051	1,942
Booking Holdings	297	1,177
Lululemon Athletica *	1,216	363
McDonald's	1,682	429
NIKE, Cl B	10,845	817
Starbucks	3,291	256
		4,984
Consumer Staples – 2.8%
Costco Wholesale	923	785
PepsiCo	2,668	440
		1,225
Financials – 10.5%
Adyen ADR *	47,016	558
Blackstone	8,705	1,078
KKR	8,780	924
Mastercard, Cl A (a)	2,539	1,120
Visa, Cl A	3,313	869
		4,549
Health Care – 8.9%
Eli Lilly	1,062	961
GRAIL *	572	9
Illumina *	4,022	420
Intuitive Surgical *	2,448	1,089
UnitedHealth Group	1,612	821
Zoetis, Cl A	3,159	548
		3,848
Industrials – 4.9%
Lockheed Martin	750	350
Lyft, Cl A *	21,869	308
Uber Technologies *	19,987	1,453
		2,111
Information Technology – 26.6%
Adobe *	1,544	858
Apple	9,958	2,097
Autodesk *	2,460	609
Datadog, Cl A *	5,071	658
Five9 *	10,169	449
Intuit	1,385	910
Microsoft	6,522	2,915
NVIDIA (a)	2,680	331
ServiceNow *	1,257	989
Shopify, Cl A *	20,823	1,375
Workday, Cl A *(a)	1,214	271
		11,462
Real Estate – 0.5%
Equinix	306	232

Total Common Stock
(Cost $17,824) (000)		36,697

Total Investments — 85.0%
(Cost $17,824) (000)		$36,697

RiverPark Long/Short Opportunity Fund June 30, 2024 (Unaudited)

A list of open swap agreements held by the Fund at June 30, 2024 was as follows:

Long Exposure
Company Reference	Counterparty	Fund Pays	Payment Frequency[1]	Maturity Date	Notional Amount (000)	Value (000)	Net Unrealized Appreciation/ (Depreciation) (000)†
Charles Schwab	Goldman Sachs International	USD-SOFR + 0.61%	Maturity	06/02/2025	$1,089	$1,069	$(20)
Mastercard, Class A	Goldman Sachs International	USD-SOFR + 0.61%	Maturity	07/09/2024	104	118	14
NVIDIA	Goldman Sachs International	USD-SOFR + 0.61%	Maturity	05/29/2025	1,463	2,253	790
Workday, Class A	Goldman Sachs International	USD-SOFR + 0.61%	Maturity	10/30/2024	430	399	(31)
					$3,086	$3,839	$753

Short Exposure
Company Reference	Counterparty	Fund Receives	Fund Pays	Payment Frequency[1]	Maturity Date	Notional Amount (000)	Value (000)	Net Unrealized Appreciation/ (Depreciation) (000)†
Airbnb, Class A	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	07/01/2025	$(274)	$(281)	$(7)
Ares Management, Class A	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	05/21/2025	(248)	(250)	(2)
Boston Properties	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	11/06/2024	(209)	(239)	(30)
Capital One Financial Corp	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	12/26/2024	(243)	(314)	(71)
Carmax	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	12/26/2024	(317)	(340)	(23)
Doordash, Class A	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	06/18/2025	(286)	(271)	15
Fidelity National Information Services	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	11/06/2024	(188)	(261)	(73)
Hilton Worldwide Holdings	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	02/20/2025	(199)	(234)	(35)
Industrial Select Sector SPDR	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	05/14/2025	(861)	(846)	15
Invesco QQQ Trust ETF	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	10/23/2024	(793)	(874)	(81)
Iron Mountain	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	11/06/2024	(200)	(300)	(100)
iShares Expanded Tech - Software Sector ETF	Goldman Sachs International	USD-SOFR	-0.74%	Maturity	07/10/2024	(659)	(692)	(33)
Lyondellbasell Industries N.V., Class A	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	02/20/2025	(313)	(320)	(7)
Marriott International, Class A	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	02/20/2025	(207)	(218)	(11)
Match Group	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	06/18/2025	(286)	(275)	11
Ralph Lauren Corp, Class A	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	02/12/2025	(306)	(365)	(59)
SPDR S&P Homebuilders ETF	Goldman Sachs International	USD-SOFR	-0.84%	Maturity	08/15/2024	(803)	(825)	(22)
Synchrony Financial	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	10/30/2024	(243)	(372)	(129)
Ventas	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	11/06/2024	(211)	(266)	(55)
Wynn Resorts, Limited	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	11/06/2024	(212)	(201)	11
						$(7,058)	$(7,744)	$(686)

1	The payment frequency is the maturity date of each swap contract or the settlement date of a closing transaction, whichever comes first.
†	Inclusive of accrued dividends and interest related to Total Return Swaps.

Percentages are based on Net Assets of $43,166 (000).
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a)	Underlying security for a Total Return Swap.

ADR — American Depositary Receipt
Cl — Class
ETF — Exchange Traded Fund
SOFR — Secured Overnight Financing Rate
SPDR — Standard & Poor’s Depository Receipt
S&P — Standard & Poor’s
USD — United States Dollar

RPF-QH-001-2700

RiverPark Floating Rate CMBS Fund June 30, 2024 (Unaudited)

Description	Face Amount (000)	Value (000)
Schedule of Investments
Commercial Mortgage-Backed Securities — 98.9%
Non-Agency Mortgage-Backed Obligations – 98.9%
ARES Commercial Mortgage Trust, Ser 2024-IND, Cl B
7.361%, TSFR1M + 2.041%, 07/15/41 (a) (b)	$2,000	$1,996
BLP Commercial Mortgage Trust, Ser 2024-IND2, Cl A
6.671%, TSFR1M + 1.342%, 03/15/41 (a) (b)	1,000	993
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl F
7.843%, TSFR1M + 2.514%, 09/15/36 (a) (b)	500	491
BX Commercial Mortgage Trust, Ser 2021-XL2, Cl F
7.688%, TSFR1M + 2.359%, 10/15/38 (a) (b)	2,112	2,070
BX Commercial Mortgage Trust, Ser 2021-SOAR, Cl E
7.244%, TSFR1M + 1.914%, 06/15/38 (a) (b)	877	865
BX Commercial Mortgage Trust, Ser 2021-CIP, Cl D
7.115%, TSFR1M + 1.785%, 12/15/38 (a) (b)	1,500	1,474
BX Commercial Mortgage Trust, Ser 2024-MDHS, Cl A
6.970%, TSFR1M + 1.641%, 05/15/41 (a) (b)	2,000	1,995
BX Commercial Mortgage Trust, Ser 2021-SOAR, Cl C
6.544%, TSFR1M + 1.214%, 06/15/38 (a) (b)	403	398
BX Commercial Mortgage Trust, Ser 2021-ACNT, Cl A
6.294%, TSFR1M + 0.964%, 11/15/38 (a) (b)	1,377	1,361
BX Commercial Mortgage Trust, Ser 2021-VINO, Cl A
6.096%, TSFR1M + 0.767%, 05/15/38 (a) (b)	1,197	1,182
BX Trust, Ser 2022-IND, Cl E
9.316%, TSFR1M + 3.987%, 04/15/37 (a) (b)	1,482	1,452
BX Trust, Ser 2019-MMP, Cl F
8.165%, TSFR1M + 2.836%, 08/15/36 (a) (b)	2,985	2,800
BX Trust, Ser 2022-PSB, Cl A
7.780%, TSFR1M + 2.451%, 08/15/39 (a) (b)	1,688	1,685
BX Trust, Ser 2021-MFM1, Cl E
7.694%, TSFR1M + 2.364%, 01/15/34 (a) (b)	766	751
BX Trust, Ser 2024-CNYN, Cl A
6.771%, TSFR1M + 1.442%, 04/15/29 (a) (b)	1,987	1,988
BX Trust, Ser 2021-RISE, Cl A
6.191%, TSFR1M + 0.862%, 11/15/36 (a) (b)	1,834	1,812
ILPT Commercial Mortgage Trust, Ser 2022-LPF2, Cl E
11.269%, TSFR1M + 5.940%, 10/15/39 (a) (b)	1,000	954
ILPT Commercial Mortgage Trust, Ser 2022-LPF2, Cl C
8.822%, TSFR1M + 3.493%, 10/15/39 (a) (b)	2,000	1,945
JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2021-MHC, Cl E
8.144%, TSFR1M + 2.814%, 04/15/38 (a) (b)	1,300	1,288
MHC Trust, Ser 2021-MHC2, Cl B
6.544%, TSFR1M + 1.214%, 05/15/38 (a) (b)	1,336	1,319
MHP, Ser 2021-STOR, Cl F
7.644%, TSFR1M + 2.314%, 07/15/38 (a) (b)	1,500	1,481
OPG Trust, Ser 2021-PORT F
7.392%, TSFR1M + 2.062%, 10/15/36 (a) (b)	650	641
TTAN, Ser 2021-MHC, Cl D
7.194%, TSFR1M + 1.864%, 03/15/38 (a) (b)	1,389	1,371

Total Commercial Mortgage-Backed Securities
(Cost $32,697) (000)		32,312

Total Investments — 98.9%
(Cost $32,697) (000)		$32,312

RiverPark Floating Rate CMBS Fund June 30, 2024 (Unaudited)

Percentages are based on Net Assets of $32,665 (000).
(a)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(b)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees. At June 30, 2024, these securities amounted to $32,312 (000) or 98.9% of Net Assets.

Cl — Class
Ser — Series
TSFR1M — Term Secured Overnight Finance Rate 1-Month

RPF-QH-001-2700

RiverPark/Next Century Growth Fund June 30, 2024 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 94.8%**
Communication Services – 0.7%
QuinStreet *	5,845	$97

Consumer Discretionary – 5.9%
Cava Group *	1,518	141
Dutch Bros, Cl A *	3,982	165
Floor & Decor Holdings, Cl A *	662	66
Global-e Online *	2,451	89
Kura Sushi USA, Cl A *	1,184	75
LGI Homes *	1,457	130
Smith Douglas Homes, Cl A *	5,122	120
Universal Technical Institute *	2,703	42
		828
Consumer Staples – 4.3%
Celsius Holdings *	4,933	282
Freshpet *	2,568	332
		614
Energy – 0.6%
Permian Resources, Cl A	5,625	91

Financials – 6.7%
Flywire *	16,142	265
Kinsale Capital Group	1,060	408
Paymentus Holdings, Cl A *	14,269	271
		944
Health Care – 19.8%
Alphatec Holdings *	18,828	197
Artivion *	2,141	55
Castle Biosciences *	3,136	68
Medpace Holdings *	607	250
Natera *	3,235	350
Penumbra *	396	71
PROCEPT BioRobotics *	2,211	135
Progyny *	5,408	155
RxSight *	3,379	203
SI-BONE *	5,687	74
Tandem Diabetes Care *	11,130	448
TransMedics Group *	4,462	672
Vericel *	2,482	114
		2,792
Industrials – 25.6%
AAON	886	77
AeroVironment *	1,960	357
Astronics *	29,379	589
ExlService Holdings *	8,131	255
FTAI Aviation	1,961	202
Hexcel	5,312	332
Loar Holdings *	2,901	155
MYR Group *	1,089	148
Paylocity Holding *	420	55
RBC Bearings *	993	268
Saia *	1,102	523
Sterling Infrastructure *	1,184	140
Verra Mobility, Cl A *	18,575	505
		3,606
Information Technology – 31.2%
Agilysys *	1,936	202
Appfolio, Cl A *	867	212
Clearwater Analytics Holdings, Cl A *	7,140	132
Coherent *	3,818	277
Credo Technology Group Holding *	5,477	175
CyberArk Software *	1,092	299
Enfusion, Cl A *	8,008	68
Five9 *	2,527	111
Guidewire Software *	1,541	213
JFrog *	2,183	82
Lattice Semiconductor *	2,314	134
MACOM Technology Solutions Holdings *	4,827	538
Monday.com *	596	144
Napco Security Technologies	8,450	439
PAR Technology *	4,064	191
Q2 Holdings *	6,737	406
SPS Commerce *	1,808	340
Vertex, Cl A *	12,371	446
		4,409
Total Common Stock
(Cost $12,604) (000)		13,381

Total Investments — 94.8%
(Cost $12,604) (000)		$13,381

Percentages are based on Net Assets of $14,112 (000).
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl — Class

RPF-QH-001-2700

RiverPark/Next Century Large Growth Fund June 30, 2024 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 97.1%
Communication Services – 12.2%
Alphabet, Cl A	911	$166
Meta Platforms, Cl A	197	99
Netflix *	63	43
		308
Consumer Discretionary – 8.8%
Amazon.com *	814	157
Chipotle Mexican Grill, Cl A *	400	25
DR Horton	177	25
Tesla *	78	16
		223
Consumer Staples – 3.9%
Celsius Holdings *	499	28
Costco Wholesale	82	70
		98
Financials – 8.9%
Goldman Sachs Group	107	48
Kinsale Capital Group	79	31
Mastercard, Cl A	118	52
Progressive	183	38
Visa, Cl A	215	56
		225
Health Care – 11.7%
Boston Scientific *	438	34
Dexcom *	397	45
Eli Lilly	93	84
Intuitive Surgical *	58	26
Novo Nordisk ADR	180	25
UnitedHealth Group	65	33
Vertex Pharmaceuticals *	104	49
		296
Industrials – 8.9%
Boeing *	318	58
Old Dominion Freight Line	262	46
Quanta Services	179	46
Symbotic, Cl A *	823	29
Vertiv Holdings, Cl A	520	45
		224
Information Technology – 41.6%
Adobe *	73	41
Advanced Micro Devices *	335	54
Apple	917	193
ARM Holdings ADR *	247	41
Cadence Design Systems *	82	25
Crowdstrike Holdings, Cl A *	127	49
Microsoft	578	258
Monolithic Power Systems	40	33
NVIDIA	1,800	222
Palo Alto Networks *	116	39
ServiceNow *	77	61
Shopify, Cl A *	246	16
Workday, Cl A *	80	18
		1,050
Real Estate – 1.1%
CoStar Group *	387	29

Total Common Stock
(Cost $2,018) (000)		2,453

Total Investments — 97.1%
(Cost $2,018) (000)		$2,453

Percentages are based on Net Assets of $2,525 (000).
*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

RPF-QH-001-2700